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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED OCTOBER 18, 2005
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2005

This is a supplement to the Statements of Additional Information ("SAIs") for Class VA, Class AA, Class B, Class XC, Class C, Class L and Class L - 4 Year variable annuity contracts issued by MetLife Investors Insurance Company and MetLife Investors Insurance Company of California and Series VA, Series XC, Series C, Series L and Series L-4 Year variable annuity contracts issued by MetLife Investors USA Insurance Company. (In this supplement, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, and MetLife Investors USA Insurance Company are referred to as "we," "us," and "our.")

This supplement provides information in addition to that contained the SAIs dated May 1, 2005 for the contracts. This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the prospectus or SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1.      COMPANY

The address of the principal executive offices of MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company is now 5 Park Plaza, Suite 1900, Irvine, CA 92614.

2.      DISTRIBUTION

The location of the home office of MetLife Investors Distribution Company is now 5 Park Plaza, Suite 1900, Irvine, CA 92614.

3.      CALCULATION OF PERFORMANCE INFORMATION

In the "CALCULATION OF PERFORMANCE INFORMATION" section, in the second sentence of the second paragraph under "Total Return," change "GMIB or GWB rider charge" to "GMIB, GWB or GMAB rider charge". In the third sentence, change "GMIB rider charge" to "GWB rider charge".

In the first sentence of the second-to-last paragraph under "Total Return," change "GMIB or GWB rider charge" to "GMIB, GWB or applicable GMAB rider charge".

4.      ANNUITY PROVISIONS

In the "ANNUITY PROVISIONS" section, in the first sentence of the second paragraph under "Variable Annuity," change "and prorated GMIB or GWB rider charge, if any" to "and prorated GMIB, GWB or GMAB rider charge, if any".

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                 Telephone: 800-989-3752
Irvine, CA 92614
                                          Class/Series VA/XC/C/L/L-4; Class AA/B
                                                                SUPP-SAI/MOCAUSA